Subsequent events:	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
Note 22 - Subsequent events:

The Company has not yet received regulatory approval to consummate its acquisition of Aeropuertos de Oriente S. A. S. (Oriente). In light of the pending regulatory approvals for the acquisition of Oriente, the sellers and the Company have agreed to negotiate in good faith an adjustment to the purchase price and the terms and conditions of their acquisition agreement, and to use commercially reasonable efforts to obtain the regulatory approvals. Oriente has concessions to operate the following airports in Colombia: Simón Bolívar International Airport in Santa Marta, Almirante Padilla Airport in Riohacha, Alfonso López Pumarejo Airport in Valledupar, Camilo Daza International Airport in Cúcuta, Palonegro International Airport in Bucaramanga and Yariguíes Airport in Barrancabermeja. If the acquisition of Oriente is made. The Company will hold approximately 97.26% of the capital stock of Oriente.